Accrued Expenses (Tables)	6 Months Ended
Jun. 30, 2018
Accrued Expenses [Abstract]
Schedule of Accrued Expenses

	June 30, 2018	December 31, 2017
Accrued voyage expenses	$1,119	$1,437
Accrued loan interest	9,412	8,910
Accrued legal and professional fees	2,844	1,864
Total accrued expenses	$13,375	$12,211